Fair Value Measurements - Schedule of Changes in Fair value of Derivative Liabilities (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Liabilities:
Fair value at beginning	$ 26,720,000	$ 59,536,667	$ 27,610,000
Change in fair value	8,053,333	(24,763,334)	31,926,667
Fair value at ending	34,773,333	34,773,333	59,536,667
Warrants
Liabilities:
Fair value at beginning	12,150,000	19,350,000	13,500,000
Change in fair value	3,600,000	(3,600,000)	5,850,000
Fair value at ending	15,750,000	15,750,000	19,350,000
Private Placement Warrants
Liabilities:
Fair value at beginning	9,900,000	15,766,667	11,000,000
Change in fair value	2,933,333	(2,933,334)	4,766,667
Fair value at ending	12,833,333	12,833,333	15,766,667
Forward Purchase Agreements (FPAs)
Liabilities:
Fair value at beginning	4,670,000	24,420,000	3,110,000
Change in fair value	1,520,000	(18,230,000)	21,310,000
Fair value at ending	$ 6,190,000	$ 6,190,000	$ 24,420,000